Risks and Uncertainties	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties
Note 2. Risks and Uncertainties

Note 2. Risks and Uncertainties

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic, and on March 13, 2020 President Trump declared the pandemic to be a national emergency. The COVID-19 pandemic has adversely affected, and may continue to adversely affect, economic activity globally, nationally and locally. Government actions taken to help mitigate the spread of COVID-19 include restrictions on travel, quarantines in certain areas, and forced closures for certain types of public places and businesses. COVID-19 and actions taken to mitigate the spread of it have had and are expected to continue to have an adverse impact on financial markets and the economy, including the local economy in the Company’s Vermont and New Hampshire markets, with adverse effects on business and consumer confidence generally, and on the Company’s customers, and their employees, suppliers, vendors and processors. Forced closures of businesses have resulted in sharp increases in unemployment.

In addition, due to the COVID-19 pandemic, market interest rates have declined significantly, with the 10-year Treasury bond falling below 1.00 percent on March 3, 2020 for the first time. On March 3, 2020, the FOMC reduced the targeted federal funds interest rate range by 50 bps to a range of 1.00% to 1.25%. This range was further reduced to a range of 0 percent to 0.25% on March 16, 2020. On April 29, 2020, the FOMC indicated that the federal funds target rate range will remain unchanged until it is confident that the economy has weathered recent events and is on track to achieve its maximum employment and price stability goals. The FOMC reiterated that position throughout the remainder of 2020.

These reductions in interest rates and other effects of the COVID-19 pandemic adversely affect the Company’s business, financial condition and results of operations and may continue to do so in future periods. It is unknown how long the adverse economic conditions associated with the COVID-19 pandemic will last and what the complete financial effect will be to the Company. Due to the inherent economic and other uncertainties related to the COVID-19 pandemic, it is reasonably possible that estimates made in the Company’s consolidated financial statements could be materially and adversely impacted in the near term as a result of the pandemic, including expected credit losses on loan receivables.